Inventories, Net (Schedule of Inventories) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 ILS (₪)
Disclosure of financial assets [line items]
Finished products	₪ 83,216	$ 22,818		₪ 54,193
Inventory in transit	16,111	4,418		11,782
Less - Provision of slow-moving inventory	(1,093)	(300)		(3,500)
Total Inventories	₪ 98,234	$ 26,936	[1]	₪ 62,475

[1]	Convenience Translation into US Dollars.